Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Telecommunications Portfolio
November 30, 2024
TEL-NPRT3-0125
1.810721.120
Common Stocks - 98.8%
	Shares	Value ($)
BELGIUM - 4.1%
Communication Services - 4.1%
Diversified Telecommunication Services - 4.1%
Liberty Global Ltd Class C	660,736	9,659,960
PUERTO RICO - 2.5%
Communication Services - 2.5%
Diversified Telecommunication Services - 2.5%
Liberty Latin America Ltd Class C (a)(b)	857,833	5,927,626
UNITED STATES - 92.2%
Communication Services - 91.6%
Diversified Telecommunication Services - 73.3%
Anterix Inc (b)	153,900	5,340,330
AST SpaceMobile Inc Class A (a)(b)	169,600	4,038,176
AT&T Inc	2,245,920	52,015,507
Atn International Inc	16,700	330,326
Bandwidth Inc Class A (b)	74,600	1,568,838
Cogent Communications Holdings Inc (a)	139,839	11,493,367
Consolidated Communications Holdings Inc (a)(b)	539,200	2,518,064
Frontier Communications Parent Inc (b)	269,700	9,388,257
GCI Liberty Inc Class A (b)(c)(f)	182,800	2
Globalstar Inc (a)(b)	4,710,865	9,186,187
IDT Corp Class B	80,400	4,151,856
Iridium Communications Inc	388,111	11,534,659
Lumen Technologies Inc (a)(b)	412,700	3,029,218
Shenandoah Telecommunications Co	104,123	1,387,960
Verizon Communications Inc	1,314,097	58,267,061
		174,249,808
Media - 5.2%
Charter Communications Inc Class A (b)	8,600	3,413,899
Comcast Corp Class A	121,700	5,256,223
Liberty Broadband Corp Class C (b)	43,724	3,722,661
		12,392,783
Wireless Telecommunication Services - 13.1%
Gogo Inc (a)(b)	892,800	7,169,184
T-Mobile US Inc	40,324	9,957,609
Telephone and Data Systems Inc	288,564	9,863,118
United States Cellular Corp (b)	66,800	4,239,127
		31,229,038
TOTAL COMMUNICATION SERVICES		217,871,629

Industrials - 0.1%
Construction & Engineering - 0.1%
Dycom Industries Inc (b)	1,900	344,204
Information Technology - 0.5%
IT Services - 0.5%
Amdocs Ltd	14,000	1,214,080
TOTAL UNITED STATES		219,429,913
TOTAL COMMON STOCKS (Cost $187,241,682)		235,017,499

Money Market Funds - 7.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.64	2,954,689	2,955,279
Fidelity Securities Lending Cash Central Fund (d)(e)	4.64	15,246,963	15,248,488
TOTAL MONEY MARKET FUNDS (Cost $18,203,766)			18,203,767

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $205,445,448)	253,221,266
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(15,125,689)
NET ASSETS - 100.0%	238,095,577

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,487,272	47,295,890	46,827,837	118,872	(46)	-	2,955,279	0.0%
Fidelity Securities Lending Cash Central Fund	17,517,951	136,185,438	138,454,901	9,849	-	-	15,248,488	0.1%
Total	20,005,223	183,481,328	185,282,738	128,721	(46)	-	18,203,767

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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